Derivatives and Risk Management Activities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Pledged deposits	$ 4.1	$ 22.8